Intangible Assets - Summary of intangible assets (Detail)	12 Months Ended
Dec. 31, 2022 HKD ($)
Disclosure of detailed information about intangible assets [line items]
Net carrying amount as of January 1, 2021 and December 31, 2021	$ 15,171,170
Amortization charge during the year	(5,688,143)
Disposal of subsidiaries	(15,171,170)
Net carrying amount as of December 31, 2022	756,131,422
AMTD Digital [member]
Disclosure of detailed information about intangible assets [line items]
Acquired on acquisition of L'Officiel (Note 34(b))	37,565,776
L'Officiel [member]
Disclosure of detailed information about intangible assets [line items]
Acquired on acquisition of L'Officiel (Note 34(b))	724,253,789
Securities Trading Licenses And Trading Right [member]
Disclosure of detailed information about intangible assets [line items]
Net carrying amount as of January 1, 2021 and December 31, 2021	0
Amortization charge during the year	0
Disposal of subsidiaries	(15,171,170)
Net carrying amount as of December 31, 2022	0
Securities Trading Licenses And Trading Right [member] | AMTD Digital [member]
Disclosure of detailed information about intangible assets [line items]
Acquired on acquisition of L'Officiel (Note 34(b))	0
Securities Trading Licenses And Trading Right [member] | L'Officiel [member]
Disclosure of detailed information about intangible assets [line items]
Acquired on acquisition of L'Officiel (Note 34(b))	0
Archived Images [member]
Disclosure of detailed information about intangible assets [line items]
Net carrying amount as of January 1, 2021 and December 31, 2021	0
Amortization charge during the year	0
Net carrying amount as of December 31, 2022	3,901,193
Archived Images [member] | AMTD Digital [member]
Disclosure of detailed information about intangible assets [line items]
Acquired on acquisition of L'Officiel (Note 34(b))	0
Archived Images [member] | L'Officiel [member]
Disclosure of detailed information about intangible assets [line items]
Acquired on acquisition of L'Officiel (Note 34(b))	3,901,193
Technology-based intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Net carrying amount as of January 1, 2021 and December 31, 2021	0
Amortization charge during the year	(5,585,050)
Net carrying amount as of December 31, 2022	30,606,150
Technology-based intangible assets [member] | AMTD Digital [member]
Disclosure of detailed information about intangible assets [line items]
Acquired on acquisition of L'Officiel (Note 34(b))	36,191,200
Technology-based intangible assets [member] | L'Officiel [member]
Disclosure of detailed information about intangible assets [line items]
Acquired on acquisition of L'Officiel (Note 34(b))	0
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Net carrying amount as of January 1, 2021 and December 31, 2021	0
Amortization charge during the year	(103,093)
Net carrying amount as of December 31, 2022	721,624,079
Brand names [member] | AMTD Digital [member]
Disclosure of detailed information about intangible assets [line items]
Acquired on acquisition of L'Officiel (Note 34(b))	1,374,576
Brand names [member] | L'Officiel [member]
Disclosure of detailed information about intangible assets [line items]
Acquired on acquisition of L'Officiel (Note 34(b))	$ 720,352,596